Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 6.7%
22,956	Schwab U.S. TIPS ETF	$1,196,467	1.0
58,650	Vanguard Global ex-U.S. Real Estate ETF	2,448,051	2.1
2,850	Vanguard Mid-Cap ETF	610,128	0.5
42,746	Vanguard Real Estate ETF	3,664,187	3.1

	Total Exchange-Traded Funds
	(Cost $8,438,825)	7,918,833	6.7

MUTUAL FUNDS: 91.7%
	Affiliated Investment Companies: 61.4%
1,137,957	Voya Global Bond Fund - Class R6	8,250,187	6.9
730,483	Voya High Yield Bond Fund - Class R6	4,872,322	4.1
2,127,876	Voya Intermediate Bond Fund - Class R6	18,278,453	15.3
291,735	Voya Large Cap Value Fund - Class R6	3,664,193	3.1
115,996	(1) Voya MidCap Opportunities Fund - Class R6	2,446,358	2.0
658,853	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,804,493	4.9
1,273,675	Voya Multi-Manager International Equity Fund - Class I	11,832,441	9.9
1,139,154	Voya Multi-Manager International Factors Fund - Class I	9,591,677	8.0
268,566	Voya Multi-Manager Mid Cap Value Fund - Class I	2,460,062	2.1
261,595	Voya Short Term Bond Fund - Class R6	2,409,287	2.0
35,679	(1) Voya Small Cap Growth Fund - Class R6	1,276,942	1.1
173,393	Voya Small Company Fund - Class R6	2,403,222	2.0
		73,289,637	61.4

	Unaffiliated Investment Companies: 30.3%
831,461	TIAA-CREF S&P 500 Index Fund - Institutional Class	36,093,702	30.3

	Total Mutual Funds
	(Cost $105,318,784)	109,383,339	91.7

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
	Other Asset-Backed Securities: 0.0%
2,517	Chase Funding Trust Series 2003-5 2A2, 5.217%, (US0001M + 0.600%), 07/25/2033	$2,393	0.0

	Total Asset-Backed Securities
	(Cost $2,518)	2,393	0.0

	Total Long-Term Investments
	(Cost $113,760,127)	117,304,565	98.4

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
396,353	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 4.420%
	(Cost $396,353)	396,353	0.3

	Total Short-Term Investments
	(Cost $396,353)	396,353	0.3

	Total Investments in Securities (Cost $114,156,480)	$117,700,918	98.7
	Assets in Excess of Other Liabilities	1,608,400	1.3
	Net Assets	$119,309,318	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of February 28, 2023.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2023
Asset Table
Investments, at fair value
Exchange-Traded Funds	$7,918,833	$–	$–	$7,918,833
Mutual Funds	$109,383,339	$–	$–	$109,383,339
Asset-Backed Securities	–	2,393	–	2,393
Short-Term Investments	396,353	–	–	396,353
Total Investments, at fair value	$117,698,525	$2,393	$–	$117,700,918
Other Financial Instruments+
Forward Foreign Currency Contracts	–	545,442	–	545,442
Futures	398,502	–	–	398,502
OTC Swaps	–	163,909	–	163,909
Total Assets	$118,097,027	$711,744	$–	$118,808,771
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(460,126)	$–	$(460,126)
Futures	(320,436)	–	–	(320,436)
OTC Swaps	–	(209,404)	–	(209,404)
Total Liabilities	$(320,436)	$(669,530)	$–	$(989,966)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At February 28, 2023, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD 5,500,000	USD 3,539,317	Bank of America N.A.	03/03/23	$(138,665)
USD 6,849,578	JPY 882,200,000	Bank of America N.A.	03/03/23	369,227
EUR 1,400,000	USD 1,530,033	BNP Paribas	03/03/23	(49,162)
SGD 3,800,000	USD 2,896,787	Brown Brothers Harriman & Co.	03/03/23	(78,663)
AUD 4,200,000	USD 2,970,037	Citibank N.A.	03/03/23	(143,737)
USD 2,628,998	CHF 2,400,000	Citibank N.A.	03/03/23	80,522
USD 1,266,583	SEK 13,200,000	Goldman Sachs International	03/03/23	5,526
CAD 3,000,000	USD 2,248,528	Societe Generale	03/03/23	(49,899)
USD 2,410,995	NOK 24,100,000	The Bank of New York Mellon	03/03/23	90,167
				$85,316

At February 28, 2023, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	25	03/17/23	$2,373,875	$81,008
EURO STOXX 50® Index	150	03/17/23	6,738,061	119,970
MSCI Emerging Markets Index	71	03/17/23	3,418,295	(304,513)
U.S. Treasury Ultra Long Bond	17	06/22/23	2,296,062	2,490
			$14,826,293	$(101,045)
Short Contracts:
MSCI EAFE Index	(12)	03/17/23	(1,227,960)	(15,923)
S&P 500® E-Mini	(69)	03/17/23	(13,715,475)	195,034
			$(14,943,435)	$179,111

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2023 (Unaudited) (Continued)

At February 28, 2023, the following OTC total return swaps were outstanding for Voya Global Multi-Asset Fund:

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	iShares S&P 500 Growth ETF	At Maturity	Secured Overnight Financing Rate + 0.23%	At Maturity	Morgan Stanley Capital Services LLC	03/01/23	USD	4,902,394	$163,909	–	$163,909
Receive	iShares S&P 500 Value ETF	At Maturity	(Secured Overnight Financing Rate + 0.22%)	At Maturity	Goldman Sachs International	03/01/23	USD	4,898,518	(209,404)	–	(209,404)
									$(45,495)	–	$(45,495)

(1)	The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	EU Euro
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2023, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2022	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2023	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$9,147,067	$373,149	$(612,725)	$(657,304)	$8,250,187	$268,641	$(138,143)	$-
Voya High Yield Bond Fund - Class R6	2,633,679	2,499,701	(89,418)	(171,640)	4,872,322	110,402	24,739	33,014
Voya Intermediate Bond Fund - Class R6	19,607,595	6,212,274	(7,189,446)	(351,970)	18,278,453	429,904	(842,710)	-
Voya Large Cap Value Fund - Class R6	3,889,129	94,234	(121,732)	(197,438)	3,664,193	41,029	176,739	197,903
Voya MidCap Opportunities Fund - Class R6	2,577,654	7,584	(449,463)	310,583	2,446,358	-	(154,483)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	6,656,721	2,779,789	(3,596,417)	(35,600)	5,804,493	149,151	(772,301)	-
Voya Multi-Manager International Equity Fund - Class I	15,794,041	679,862	(4,915,652)	274,190	11,832,441	158,533	(736,711)	-
Voya Multi-Manager International Factors Fund - Class I	10,466,476	814,801	(1,261,599)	(428,001)	9,591,677	338,853	(119,999)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	2,596,337	116,214	(143,717)	(108,772)	2,460,062	36,653	102,317	151,578
Voya Short Term Bond Fund - Class R6	2,622,837	2,050,389	(2,272,907)	8,968	2,409,287	51,937	(83,837)	-
Voya Small Cap Growth Fund - Class R6	-	1,279,358	(22,753)	20,337	1,276,942	-	(904)	-
Voya Small Company Fund - Class R6	-	2,626,166	(240,683)	17,739	2,403,222	11,244	8,350	-
	$75,991,536	$19,533,521	$(20,916,512)	$(1,318,908)	$73,289,637	$1,596,347	$(2,536,943)	$382,495

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $116,151,793.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$10,304,089
Gross Unrealized Depreciation	(8,637,080)

Net Unrealized Appreciation	$1,667,009